UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2007
Date of reporting period: February 28, 2007

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	70,000	$2,575,300	1.85%	Telecommunctns - Services
Abbott Laboratories	41,000	$2,241,060	1.61%	Medical - Drugs
Air Products & Chemicals	31,000	$2,316,630	1.67%	Chemicals - Specialty
Alcoa	30,000	$1,002,300	0.72%	Metal Ores - Non Ferrous
AstraZeneca PLC ADS	32,000	$1,796,160	1.29%	Medical - Drugs
Avery Dennison	30,000	$1,992,300	1.43%	Office & Art Materials
Avista	60,000	$1,402,800	1.01%	Utility - Electric Power
BASF AG ADS	25,000	$2,542,750	1.83%	Chemicals - Diversified
BCE	55,000	$1,439,350	1.03%	Telecommunctns - Equip
BP plc ADS	27,000	$1,661,310	1.19%	Oil & Gas - Intl Integrated
BHP Billiton Ltd ADS	60,000	$2,577,600	1.85%	Metal Ores - Non Ferrous
Black & Decker	20,000	$1,684,800	1.21%	Tools - Hand Held
Burlington Northern Santa Fe	29,000	$2,293,610	1.65%	Transportation - Rail
Canadian National Railways	50,000	$2,187,500	1.57%	Transportation - Rail
Canadian Pacific Railway Ltd	35,000	$1,869,700	1.34%	Transportation - Rail
Chunghwa Telecom ADR	80,000	$1,544,000	1.11%	Utility - Telephone
Colgate-Palmolive	30,000	$2,022,300	1.45%	Soap & Cleaning Preparatns
ConocoPhillips	30,000	$1,959,600	1.41%	Oil & Gas - U S Integrated
Duke Realty	50,000	$2,206,000	1.59%	Real Estate - Equity REITs
Duke Energy	70,000	$1,377,600	0.99%	Utility - Electric Power
E. ON AG AGS	40,000	$1,744,400	1.25%	Utility - Electric Power
EnCana	60,000	$2,918,400	2.10%	Oil & Gas - Canadn Integrated
Exxon Mobil	30,000	$2,149,500	1.55%	Oil & Gas - Intl Integrated
FPL Group	50,000	$2,953,500	2.12%	Utility - Electric Power
General Mills	35,000	$1,971,550	1.42%	Food - Misc Preparation
Genuine Parts	40,000	$1,949,200	1.40%	Auto Parts - Retail/Whlsle
GlaxoSmithKline plc ADR	30,000	$1,684,800	1.21%	Medical - Drugs
Hanson plc ADS	30,000	$2,406,000	1.73%	Building - Cement/Concrete/Ag
Honeywell International	50,000	$2,322,000	1.67%	Diversified Operations
IDACORP	70,000	$2,436,000	1.75%	Utility - Electric Power
Kellogg	26,000	$1,297,400	0.93%	Food - Flour & Grain
Kimberly-Clark	32,000	$2,177,920	1.57%	Paper & Paper Products
Lilly (Eli)	36,000	$1,896,120	1.36%	Medical - Drugs
Louisiana-Pacific	45,000	$929,700	0.67%	Paper & Paper Products
Manitowoc	40,000	$2,346,000	1.69%	Machinery - Const/Mining
McGraw-Hill	40,000	$2,582,400	1.86%	Publishing - Books
Microsoft	50,000	$1,408,500	1.01%	Computer - Software
Microchip Technology	40,000	$1,424,000	1.02%	Instruments - Control
National Fuel Gas	55,000	$2,298,450	1.65%	Utility - Gas Distribution
Nike, Cl B	20,000	$2,091,200	1.50%	Shoes & Related Apparel
NiSource	40,000	$950,800	0.68%	Utility - Electric Power
Nucor	40,000	$2,437,600	1.75%	Steel - Producers
Parker-Hannifin	30,000	$2,471,100	1.78%	Instruments - Control
Pearson plc ADS	125,000	$1,940,000	1.39%	Publishing - Books
Pfizer	80,000	$1,996,800	1.44%	Medical - Drugs
Phelps Dodge	20,000	$2,500,200	1.80%	Metal Ores - Non Ferrous
Piedmont Natural Gas	60,000	$1,507,800	1.08%	Utility - Gas Distribution
Plum Creek Timber	50,000	$1,978,000	1.42%	Buildg Prods - Wood
Praxair	40,000	$2,466,400	1.77%	Chemicals - Specialty
Procter & Gamble	42,000	$2,665,740	1.92%	Cosmetics & Toiletries
RPM	65,000	$1,520,350	1.09%	Buildg Prods - Retail/Whlsle
Regal-Beloit	40,000	$1,804,400	1.30%	Machinery - Tools & Rel Prods
Rio Tinto plc ADS	11,500	$2,486,415	1.79%	Metal Ores - Misc
Rockwell Automation	25,000	$1,551,250	1.12%	Indstrl Automtn/Robotics
Sempra Energy	31,000	$1,862,170	1.34%	Utility - Gas Distribution
Spectra Energy	35,000	$899,850	0.65%	Oil & Gas - Prods/Pipeline
Taiwan Semiconductor ADS	150,000	$1,665,000	1.20%	Elec Components - Semicondtrs
Telecom Corp New Zealand ADS	15,000	$407,700	0.29%	Utility - Telephone
Telefonica SA ADS	35,000	$2,254,700	1.62%	Utility - Telephone
Telstra ADR	80,000	$1,351,200	0.97%	Utility - Telephone
Telus	28,500	$1,349,190	0.97%	Telecommunctns - Services
Tenaris SA ADR	30,000	$1,363,500	0.98%	Steel - Pipe & Tubes
3M	36,000	$2,666,520	1.92%	Diversified Operations
Tomkins plc ADS	40,000	$808,000	0.58%	Diversified Operations
Unilever PLC ADS	75,000	$2,016,750	1.45%	Food - Misc Preparation
United Parcel Service, Cl B	39,000	$2,737,410	1.97%	Transportation - Services
United States Steel	30,000	$2,660,400	1.91%	Steel - Producers
United Technologies	35,000	$2,297,400	1.65%	Aerospace - Equipment
University Bank Putable CD	100,000	$100,000	0.07%	Finance - Leasing Cos
Valspar	40,000	$1,084,400	0.78%	Paint & Allied Products
Vodafone GRP ADS	70,000	$1,951,600	1.40%	Telecommunctns - Cellular
Weyerhaeuser	20,000	$1,718,200	1.24%	Buildg Prods - Wood
Wyeth	40,000	$1,957,600	1.41%	Medical - Drugs

	TOTAL	$139,108,155

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	160,000	$6,280,000	1.61%	Computer - Software
Advanced Micro Devices	275,000	$4,141,500	1.06%	Elec Components - Semicondtrs
Agilent Technologies	150,000	$4,758,000	1.22%	Elec Components - Misc
America Movil ADS Series L	135,000	$5,907,600	1.52%	Telecommunctns - Cellular
American Eagle Outfitters	230,000	$7,141,500	1.84%	Retail - Apparel/Shoe
Amgen	80,000	$5,140,800	1.32%	Medical - Biomed/Genetics
Anglo-American plc ADR	300,000	$7,086,000	1.82%	Metal Ores - Gold
Apple	130,000	$10,999,300	2.83%	Computer - Mini/Micro
Avista	80,000	$1,870,400	0.48%	Utility - Electric Power
BP plc ADS	105,000	$6,460,650	1.66%	Oil & Gas - Intl Integrated
Barr Pharmaceuticals	100,000	$5,287,000	1.36%	Medical - Generic Drugs
Bed Bath & Beyond	150,000	$5,983,500	1.54%	Retail - Misc/Diversified
Best Buy	125,000	$5,813,750	1.49%	Retail - Consumer Elect
Building Materials Holding	80,000	$1,662,400	0.43%	Buildg Prods - Retail/Whlsle
Business Objects SA ADS	120,000	$4,332,000	1.11%	Computer - Software
Canadian Pacific Railway Ltd	90,000	$4,807,800	1.24%	Transportation - Rail
Canon ADS	120,000	$6,488,400	1.67%	Office Automation
Caribou Coffee	40,000	$322,000	0.08%	Food - Misc Preparation
China Mobile (Hong Kong) Ltd ADR	150,000	$6,969,000	1.79%	Telecommunctns - Cellular
Cisco Systems	225,000	$5,836,500	1.50%	Computer - Local Networks
Clorox	100,000	$6,340,000	1.63%	Soap & Cleaning Preparatns
Coach	140,000	$6,603,800	1.70%	Textile - Apparel Mfg
Convergys	210,000	$5,405,400	1.39%	Business Services
Crane	100,000	$3,802,000	0.98%	Aerospace - Equipment
Cree Research	130,000	$2,288,000	0.59%	Elec Components - Semicondtrs
DENTSPLY International	150,000	$4,731,000	1.22%	Medical - Supplies
EMCOR Group	84,000	$5,039,160	1.30%	Building - Heavy Const
EnCana	120,000	$5,836,800	1.50%	Oil & Gas - Canadn Integrated
Fastenal	135,000	$4,761,450	1.22%	Buildg Prods - Retail/Whlsle
Gartner Group	60,000	$1,268,400	0.33%	Business Services
Genentech	60,000	$5,056,800	1.30%	Medical - Biomed/Genetics
Genuine Parts	125,000	$6,091,250	1.57%	Auto Parts - Retail/Whlsle
Genzyme	60,000	$3,708,000	0.95%	Medical - Biomed/Genetics
Groupe Danone ADS	110,000	$3,741,100	0.96%	Food - Misc Preparation
Hansen Natural	125,000	$4,375,000	1.12%	Beverages - Soft Drink
Harman International Industries	50,000	$4,957,500	1.27%	Audio/Video Home Products
Harris	120,000	$5,892,000	1.51%	Telecommunctns - Equip
Hewlett-Packard	170,000	$6,694,600	1.72%	Computer - Mini/Micro
Humana	115,000	$6,889,650	1.77%	Medical - Hlth Maint Orgs
IMS Health	180,000	$5,202,000	1.34%	Medical - Misc Products
Intel	150,000	$2,979,000	0.77%	Elec Components - Semicondtrs
International Business Machines	70,000	$6,503,700	1.67%	Computer - Mainframes
Intuit	180,000	$5,311,800	1.37%	Computer - Software
Johnson & Johnson	102,000	$6,426,000	1.65%	Medical - Supplies
LAN Airlines SA ADS	65,000	$4,431,700	1.14%	Transportation - Airline
Lilly (Eli)	40,000	$2,106,800	0.54%	Medical - Drugs
Lincoln Electric Holdings	96,500	$6,021,600	1.55%	Machinery - Tools & Rel Prods
Lowe's Companies	175,000	$5,699,750	1.47%	Buildg Prods - Retail/Whlsle
Manitowoc	125,000	$7,331,250	1.88%	Machinery - Const/Mining
McGraw-Hill	75,000	$4,842,000	1.24%	Publishing - Books
Motorola	130,000	$2,407,600	0.62%	Electronics - Misc Products
Norfolk Southern	130,000	$6,164,600	1.58%	Transportation - Rail
Novartis AG ADR	120,000	$6,651,600	1.71%	Medical - Drugs
Novo-Nordisk A/S ADS	62,000	$5,301,620	1.36%	Medical - Drugs
Oakley	120,000	$2,517,600	0.65%	Retail - Misc/Diversified
PepsiCo	115,000	$7,254,200	1.86%	Beverages - Soft Drink
PETsMART	200,000	$6,062,000	1.56%	Retail - Misc/Diversified
Pharmaceutical Product Development	130,000	$4,132,700	1.06%	Medical - Drugs
Potash Corp of Saskatchewan	45,000	$7,101,900	1.83%	Fertilizers
Qualcomm	160,000	$6,448,016	1.66%	Telecommunctns - Equip
Quantum	400,000	$988,000	0.25%	Computer - Memory Devices
Regal-Beloit	120,000	$5,413,200	1.39%	Machinery - Tools & Rel Prods
Restoration Hardware	280,000	$1,870,400	0.48%	Retail - Home Furnishings
Rio Tinto plc ADS	33,000	$7,134,930	1.83%	Metal Ores - Misc
Staples	200,000	$5,204,000	1.34%	Office Equip & Supplies
SumTotal Systems	50,000	$435,500	0.11%	Internet Content
Supreme Industries	10,100	$64,438	0.02%	Auto/Truck - Manufacturing
Taiwan Semiconductor ADS	451,747	$5,014,392	1.29%	Elec Components - Semicondtrs
Toyota Motor ADS	40,000	$5,344,000	1.37%	Auto/Truck - Mfg Foreign
Trimble Navigation	260,000	$6,879,600	1.77%	Instruments - Elec Measuring
United Parcel Service, Cl B	75,000	$5,264,250	1.35%	Transportation - Services
VCA Antech	145,000	$5,322,950	1.37%	Medical - Hospitals
Washington Group Intl	100,000	$5,862,000	1.51%	Building - Heavy Const
Wiley (John) & Sons, Cl A	100,000	$3,851,000	0.99%	Publishing - Books
Wyeth	90,000	$4,404,600	1.13%	Medical - Drugs
Zimmer Holdings	90,000	$7,587,000	1.95%	Medical - Misc Products
Noble	70,000	$4,915,400	1.26%	Oil & Gas - Offshore Drillng
Verigy Ltd	75,000	$1,761,750	0.45%	Elec Components - Semicondtrs

	TOTAL	$388,984,856

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 10, 2007, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 12, 2007

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 12, 2007